OFI Global Asset Management, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, NY 10281-1008

October 18, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC, 20549

Re:	Oppenheimer Developing Markets Fund
Post-Effective Amendment No. 27 under the Securities Act
and Amendment No. 28 under the Investment Company Act
File Nos. 333-05579 and 811-07657
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To the Securities and Exchange Commission:

On behalf of Oppenheimer Developing Markets Fund (the "Fund"), transmitted herewith for filing with the Securities and Exchange Commission (the "Commission") under the Securities Act of 1933, as amended (the "Securities Act") and the Investment Company Act of 1940, as amended (the "Investment Company Act"), is an amendment to the Fund’s Registration Statement on Form N-1A (the "Registration Statement"), including the exhibits thereto, which amendment constitutes Post-Effective Amendment No. 27 to the Registration Statement under the Securities Act and Amendment No. 28 to the Registration Statement under the Investment Company Act (the "Amendment").

This filing is being made pursuant to Rule 485(a) under the Securities Act. Pursuant to SEC Release No. IC-13768 (February 14, 1984) under the Investment Company Act, the Registrant requests selective review of the Amendment. The Registrant believes that selective review is appropriate because the Amendment contains disclosure that, except as noted below, is not materially different from the disclosure contained in the Registrant’s Registration Statement filed with the SEC on December 27, 2012, as supplemented thereafter. The Amendment has been tagged to indicate changes since the December 27, 2012 filing.

One material difference between the disclosure in the December 27, 2012, filing and the Amendment is that the Prospectus and Statement of Additional Information ("SAI") contained in the Amendment have been revised to add disclosure about the Fund’s investment in OFI Global China Fund, LLC (the “China Fund”), a wholly-owned subsidiary of the Fund. Another material difference between the disclosure in the December 27, 2012 filing and the Amendment is to reflect changes made to the investment objective and certain fundamental policies of the Fund which were approved by shareholders on June 21, 2013.

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:

Edward Gizzi, Esq.
Vice President & Associate Counsel
OFI Global Asset Management, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008
212-323-4091
egizzi@ofiglobal.com

Sincerely,

/s/ Carolyn Liu-Hartman
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Carolyn Liu-Hartman
Assistant Vice President & Assistant Counsel

cc:	Valerie Lithotomos, Esq.
Kramer Levin Naftalis & Frankel LLP
Taylor V. Edwards
Gloria LaFond